Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
F.	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company is exposed to global market risk as part of its normal daily business activities. To manage these risks, the Company enters into various derivative contracts. These contracts include interest rate swap agreements, foreign currency exchange contracts and contracts intended to hedge the Company’s exposure to copper and zinc. The Company reviews its hedging program, derivative positions and overall risk management on a regular basis.

Interest Rate Swap Agreements. In March 2012, in connection with the issuance of $400 million of debt, the Company terminated the interest rate swap hedge relationships that it had entered into in August 2011. These interest rate swaps were designated as cash flow hedges and effectively fixed interest rates on the forecasted debt issuance to variable rates based on 3-month LIBOR. Upon termination, the ineffective portion of the cash flow hedges of approximately $2 million loss was recognized in the Company’s consolidated statement of operations in other, net. The remaining loss of approximately $23 million from the termination of these swaps is being amortized as an increase to interest expense over the remaining term of the debt, through March 2022. At December 31, 2012, the balance remaining was $21 million. At December 31, 2011, the interest rate swaps were considered 100 percent effective; therefore, the market valuation of $23 million was recorded in other comprehensive income in the Company’s statement of shareholders’ equity with a corresponding increase to accrued other in the Company’s condensed consolidated balance sheet at December 31, 2011.

In 2012, the Company recognized a decrease in interest expense of $6 million, offset by interest expense of $2 million related to the cash flow hedge terminated in March 2012. In 2011 and 2010, the Company recognized a decrease in interest expense of $10 million and $12 million, respectively, related to the amortization of gains resulting from the terminations (in 2008 and 2004) of two fair value interest rate swap agreements.

Foreign Currency Contracts. The Company’s net cash inflows and outflows exposed to the risk of changes in foreign currency exchange rates arise from the sale of products in countries other than the manufacturing source, foreign currency denominated supplier payments, debt and other payables, and investments in subsidiaries. To mitigate this risk during 2012, 2011 and 2010, the Company, including certain European operations, entered into foreign currency forward contracts and foreign currency exchange contracts.

Gains (losses) related to foreign currency forward and exchange contracts are recorded in the Company’s consolidated statements of operations in other income (expense), net. In the event that the counterparties fail to meet the terms of the foreign currency forward contracts, the Company’s exposure is limited to the aggregate foreign currency rate differential with such institutions.

Metals Contracts. During 2012, 2011 and 2010, the Company entered into several contracts to manage its exposure to increases in the price of copper and zinc. Gains (losses) related to these contracts are recorded in the Company’s consolidated statements of operations in cost of sales.

The pre-tax (losses) gains included in the Company’s consolidated statements of operations are as follows, in millions:

	Twelve Months Ended December 31,
	2012	2011	2010
Foreign Currency Contracts
Exchange Contracts	$(2)	$3	$3
Forward Contracts	—	3	(2)
Metals Contracts	2	(7)	7

Total (losses) gains	$—	$(1)	$8

The Company presents its net derivatives due to the right of offset by its counterparties under master netting arrangements in current assets or accrued liabilities in the consolidated balance sheet. The notional amounts being hedged and the fair value of those derivative instruments, on a gross basis, is as follows, in millions:

	At December 31, 2012
	Notional Amount	Assets	Liabilities
Foreign Currency Contracts
Exchange Contracts	$172
Current liabilities		$—	$5
Forward Contracts	76
Current assets		1	1
Metals Contracts	35
Current liabilities		1	2

Total		$2	$8

	At December 31, 2011
	Notional Amount	Assets	Liabilities
Foreign Currency Contracts
Exchange Contracts	$108
Current assets		$8	$—
Forward Contracts	76
Current assets		1	—
Current liabilities		1	2
Metals Contracts	67
Current assets		2	—
Current liabilities		—	4

Total		$12	$6

The fair value of all metals and foreign currency derivative contracts is estimated on a recurring basis, quarterly, using Level 2 inputs (significant other observable inputs).